Nature Of Operations And Summary Of Significant Accounting Policies (Schedule of Changes in Capitalized Exploratory Well Costs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Beginning Balance	$ 14.9	$ 1.9
Capitalized Exploratory Well Cost, Additions Pending Determination of Proved Reserves	1.3	20.1
Reclassification to Well, Facilities, and Equipment Based on Determination of Proved Reserves	(14.5)	(7.1)
Ending Balance	$ 1.7	$ 14.9